Share-based compensation	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

Note 12 – Share-based compensation

In connection with the Merger completed on April 24, 2025, the Company has adopted the Legal Acquirer’s Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”). As of September 30, 2025, the maximum number of shares authorized for issuance under the Amended 2019 Plan was 1,928,023. Not more than 34,091 shares may be issued pursuant to Incentive Stock Options under the Amended 2019 Plan, which is included within the total authorized shares described above. Refer to Management’s Discussion and Analysis for more information.

Awards are measured at grant date fair value in accordance with ASC 718, and compensation expense is recognized over the vesting period on a grade vesting basis.

During the year ended September 30, 2025, the Company recognized $3.2 million of share-based compensation expense related to awards granted subsequent to the Merger.

During the pre-merger period in the year ended September 30, 2025, the Company issued an aggregate of 290,611 restricted stock units (“RSUs”) to certain directors, officers, and employees, which auto vested upon the Merger closing, and as such, the Company recorded share-based compensation expense of $0.4 million upon issuance. The weighted average grant-date fair value of these RSUs was $1.94 per share.

Additionally, the Company recognized an additional $2.0 million of share-based compensation expense related to the auto-vesting and settlement of RSUs prior to the Merger.

In April 2025, the Company effectuated a Reverse Merger, pursuant to which all outstanding RSUs were converted, at the RSU holder’s election, into a share of common stock or an exchangeable share of common stock of the post-merger entity in accordance with the applicable conversion ratio.

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

RSUs #
RSUs outstanding on September 30, 2023	1,530,024
Issued	1,291,530
Vested	(1,066,147)
Forfeited and cancelled	(160,775)
RSUs outstanding on September 30, 2024	1,594,632
Issued	4,044,347
Vested	(5,637,155)
Forfeited and cancelled	(1,824)
RSUs outstanding on September 30, 2025	—

Stock options

The following table provides detail of the options granted and outstanding:

Options #
Options outstanding on September 30, 2024	—
Assumed in Merger	64,185
Expired	(24,453)
Options outstanding on September 30, 2025	39,732

Shares issued for professional fees

In July 2025, the Company issued 2,193,355 shares of common stock to certain arm’s-length advisors in exchange for professional advisory services rendered in connection with financing and capital markets activities. The shares were issued at a weighted-average price of $0.61 per share, and the resulting professional fees were recorded as expense in the accompanying consolidated statements of operations with a corresponding increase to additional paid-in capital.

Additionally, during the year ended September 30, 2025, the Company issued 1,941,120 shares for the settlement of inventory-related accounts payable of $2.9 million, and professional fee-related accounts payable of $3.1 million. The professional fees related to professional services provided for capital market activities (investor relations, legal, advisory, etc). No shares were issued in lieu of cash payments during the years ended September 30, 2025 or 2024.

Shares issued to related parties

During the period from July through September 2025, the Company issued an aggregate of 2,987,477 shares of restricted common stock to certain directors, officers, employees, and former employees of the Company as performance or service-based compensation.

On August 25, 2025, the Company issued 2,396,697 shares of restricted common stock to certain directors, officers, and employees as performance bonus compensation. The restricted stock awards were immediately vested, with a weighted average grant price of $0.40 per share.

On September 16, 2025, the Company issued 196,000 shares of restricted common stock to certain current and former directors at a weighted average grant price of $0.35 per share. These awards were immediately vested.

Additionally, between July and September 2025, the Company issued 394,780 shares of common stock pursuant to the retraction of shareholders’ exchangeable shares, which converted into shares of common stock. These shareholders were former employees and shareholders of SRx Canada that initially received exchangeable shares in connection with the Merger.

The fair value of these awards was determined at the grant date and recognized as compensation expense in the consolidated Statement of Operations in accordance with ASC 718.